Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Loans
Gross loans	SFr 288,680	SFr 284,829	SFr 280,137
of which held at amortized cost	272,969	270,112	264,830	SFr 258,268
of which held at fair value	15,711	14,717	15,307
Net (unearned income)/deferred expenses	(115)	(117)	(106)
Allowance for loan losses	(905)	(858)	(882)	(917)	SFr (899)	SFr (938)
Net loans	287,660	283,854	279,149
Foreign
Loans
Gross loans	128,982	126,029	122,441
Switzerland
Loans
Gross loans	159,698	158,800	157,696
Corporate and institutional
Loans
Gross loans	133,402	130,083	127,840
of which held at amortized cost	117,711	115,386	112,553	108,550
Allowance for loan losses	(692)	(654)	(662)	(702)	(682)	(722)
Corporate and institutional | Real estate
Loans
Gross loans	25,780	26,327	26,599
of which held at amortized cost	25,276		26,003
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	86,762	83,464	81,670
of which held at amortized cost	80,762		76,025
Corporate and institutional | Financial institutions
Loans
Gross loans	16,945	16,465	15,697
of which held at amortized cost	10,495		9,326
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,915	3,827	3,874
of which held at amortized cost	1,178		1,199
Consumer
Loans
Gross loans	155,278	154,746	152,297
of which held at amortized cost	155,258	154,726	152,277	149,718
Allowance for loan losses	(213)	(204)	(220)	(215)	SFr (217)	(216)
Consumer | Mortgages
Loans
Gross loans	107,085	106,466	106,039
of which held at amortized cost	107,085		106,039
Consumer | Loans collateralized by securities
Loans
Gross loans	44,025	44,086	42,016
of which held at amortized cost	44,025		42,016
Consumer | Consumer finance
Loans
Gross loans	4,168	SFr 4,194	4,242
of which held at amortized cost	4,148		4,222
Bank
Loans
Gross loans	294,197		284,224
of which held at amortized cost	278,486		268,917	261,769
of which held at fair value	15,711		15,307
Net (unearned income)/deferred expenses	(115)		(106)
Allowance for loan losses	(904)		(881)	(916)		(937)
Net loans	293,178		283,237
Bank | Foreign
Loans
Gross loans	129,656		122,579
Bank | Switzerland
Loans
Gross loans	164,541		161,645
Bank | Corporate and institutional
Loans
Gross loans	138,919		131,927
of which held at amortized cost	123,228		116,640	112,051
Allowance for loan losses	(691)		(661)	(701)		(721)
Bank | Corporate and institutional | Real estate
Loans
Gross loans	25,780		26,599
of which held at amortized cost	25,276		26,003
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	87,353		81,792
of which held at amortized cost	81,353		76,147
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	21,871		19,662
of which held at amortized cost	15,421		13,291
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,915		3,874
of which held at amortized cost	1,178		1,199
Bank | Consumer
Loans
Gross loans	155,278		152,297
of which held at amortized cost	155,258		152,277	149,718
Allowance for loan losses	(213)		(220)	SFr (215)		SFr (216)
Bank | Consumer | Mortgages
Loans
Gross loans	107,085		106,039
of which held at amortized cost	107,085		106,039
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	44,025		42,016
of which held at amortized cost	44,025		42,016
Bank | Consumer | Consumer finance
Loans
Gross loans	4,168		4,242
of which held at amortized cost	SFr 4,148		SFr 4,222